Employee Benefit Plans (Details 8)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit [Member]
Assumptions in determining net periodic benefit costs
Weighted average discount rate	5.80%	6.25%	6.60%
Weighted average expected rate of return on plan assets	7.25%	8.00%	8.25%
United States Pension Plans of US Entity, Defined Benefit [Member] | Minimum [Member]
Assumptions in determining net periodic benefit costs
Rate of compensation increase	3.50%	3.50%	3.50%
United States Pension Plans of US Entity, Defined Benefit [Member] | Maximum [Member]
Assumptions in determining net periodic benefit costs
Rate of compensation increase	7.50%	7.50%	7.50%
Foreign Pension Plans, Defined Benefit [Member]
Assumptions in determining net periodic benefit costs
Weighted average discount rate	2.40%	1.76%
Weighted average expected rate of return on plan assets	3.19%	1.32%
Foreign Pension Plans, Defined Benefit [Member] | Minimum [Member]
Assumptions in determining net periodic benefit costs
Rate of compensation increase	3.00%	2.00%
Foreign Pension Plans, Defined Benefit [Member] | Maximum [Member]
Assumptions in determining net periodic benefit costs
Rate of compensation increase	5.50%	4.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Assumptions in determining net periodic benefit costs
Weighted average discount rate	5.80%	6.25%	6.60%
Weighted average expected rate of return on plan assets	7.25%	7.20%	7.36%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Assumptions in determining net periodic benefit costs
Weighted average discount rate	6.34%
Weighted average expected rate of return on plan assets	7.01%